UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.

(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI 53018

(Address of principal executive offices) (Zip code)

Lilli Gust

Arnold Investment Counsel Incorporated

3960 Hillside Drive, Delafield, WI 53018

(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

As of March 31, 2012 (Unaudited)

	The Primary Trend Fund
Shares		Value
	COMMON STOCKS (85.5%)
	CONSUMER DISCRETIONARY (11.3%)
	Hotels, Restaurants & Leisure (3.3%)
18,000	Jack in the Box, Inc.*	$431,460
7,000	MGM Resorts International*	95,340
		526,800

	Media (4.1%)
35,000	DreamWorks Animation SKG, Inc., Class A*	645,750

	Multiline Retail (3.2%)
10,000	Kohl's Corp.	500,300

	Specialty Retail (0.7%)
60,000	Pacific Sunwear of California, Inc.*	105,600
	Total Consumer Discretionary	1,778,450

	CONSUMER STAPLES (12.3%)
	Beverages (4.6%)
16,000	Molson Coors Brewing Co., Class B	724,000

	Food & Staples Retailing (3.1%)
8,000	Wal-Mart Stores, Inc.	489,600

	Food Products (4.6%)
10,000	Kraft Foods, Inc., Class A	380,100
10,000	Unilever N.V. ADR	340,300
		720,400
	Total Consumer Staples	1,934,000

	ENERGY (13.8%)
	Energy Equipment & Services (1.1%)
10,000	Nabors Industries Ltd.*	174,900

	Oil, Gas & Consumable Fuels (12.7%)
27,000	Arch Coal, Inc.	289,170
37,000	Encana Corp.	727,050
18,000	Petroleo Brasileiro S.A. ADR	478,080
7,000	Royal Dutch Shell PLC ADR	490,910
	Total Energy	2,160,110

	FINANCIALS (9.7%)
	Capital Markets (3.1%)
25,000	Morgan Stanley	491,000

	Commercial Banks (3.7%)
18,000	U.S. Bancorp	570,240
	Diversified Financial Services (2.9%)
10,000	JPMorgan Chase & Co.	459,800
	Total Financials	1,521,040

	HEALTH CARE (18.0%)
	Pharmaceuticals (18.0%)
14,000	Abbott Laboratories	858,060
20,000	Eli Lilly & Co.	805,400
9,000	Johnson & Johnson	593,640
25,000	Pfizer, Inc.	566,500
	Total Health Care	2,823,600

	INDUSTRIALS (3.8%)
	Industrial Conglomerates (3.8%)
30,000	General Electric Co.	602,100

	INFORMATION TECHNOLOGY (11.1%)
	Communications Equipment (2.7%)
20,000	Cisco Systems, Inc.	423,000

	Semiconductors & Semiconductor Equipment (5.3%)
30,000	Intel Corp.	843,300

	Software (3.1%)
15,000	Microsoft Corp.	483,750
	Total Information Technology	1,750,050

	TELECOMMUNICATION SERVICES (2.4%)
	Diversified Telecommunication Services (2.4%)
10,000	Verizon Communications, Inc.	382,300

	UTILITIES (3.1%)
	Water Utilities (3.1%)
22,000	Aqua America, Inc.	490,380

	Total Common Stocks
	(Cost $12,541,412)	13,442,030
Principal
Amount
	SHORT-TERM INVESTMENTS (14.9%)
	Commercial Paper (8.0%)
$591,000	Abbey National North America LLC, 0.21%, 4/18/2012(a)	590,941
291,000	Deutsche Bank Financial LLC, 0.16%, 4/02/2012(a)	290,999
367,000	HSBC Finance Corp., 0.17%, 4/23/2012(a)	366,962
		1,248,902

	U.S. Treasury Bills (3.3%)
519,000	0.04%, 5/31/2012(a)	518,955

	Variable Rate Demand Notes (3.6%)
567,526	American Family Financial Services Demand Note, 0.10%(b)	567,526

	Total Short-Term Investments
	(Cost $2,335,393)	2,335,383

	TOTAL INVESTMENTS (100.4%)
	(Cost $14,876,805)	15,777,413

	Liabilities less Other Assets (-0.4%)	(67,127)
	NET ASSETS (100.0%)	$15,710,286

* Non-income producing.

(a) Each issue shows the rate of the discount at the time of purchase.

(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2012.

ADR - American Depositary Receipt

LLC - Limited Liability Corporation

PLC - Public Limited Company

  See notes to schedule of investments.

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

Organization

The Primary Trend Fund, Inc. (the “Fund"), a Wisconsin Corporation, began operations on September 15, 1986. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company. The Fund seeks capital growth and income.

Significant Accounting Policies

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and accretion of discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other assets and securities for which no market quotations are readily available are valued at fair value under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

GAAP defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common Stocks. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the NASDAQ Official Closing Price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 13,442,030	$ -	$ -	$ 13,442,030
Short-Term Investments	-	2,335,383	-	2,335,383
Total	$ 13,442,030	$2,335,383	$ -	$ 15,777,413

*All sub-categories within common stocks as detailed in the Portfolio of Investments represent level 1 evaluation status.

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended March 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the period ended March 31, 2012. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)” (“ASU No. 2011-04”).  ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011.  The above disclosures reflect the requirements of ASU No. 2011-04.

Tax Information

At March 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$14,876,805
Unrealized appreciation	$1,703,135
Unrealized depreciation	(802,527)
Net appreciation on investments	$900,608

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Executive Officer
Date: 5/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Executive Officer
Date: 5/9/2012

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Financial Officer
Date: 5/9/2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)